Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	13,732.88
Total Transaction Valuation	157,849,211.00
Total Offset Amount	13,732.88
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A